Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Loans receivable, allowance for loan losses	$ 11,262	$ 9,830
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	18,400	18,400
Preferred stock, shares outstanding	18,400	18,400
Preferred stock liquidation preference	$ 18,400,000	$ 18,400,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,895,336	7,737,879
Common stock, shares outstanding	7,492,420	7,334,963
Treasury stock, shares	402,916	402,916